CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net sales	[1]	$ 4,253,710	$ 3,717,366	$ 3,726,994
Cost of sales	[2]	2,345,858	2,307,172	2,288,810
Research and development expense	[3]	249,387	215,660	200,641
Sales and marketing	[4]	897,585	621,953	619,162
General and administrative	[5]	387,316	251,207	180,124
Related Party
Net sales		3,133	1,451	12,107
Cost of sales		1,037,844	1,413,098	1,358,827
Research and development expense		3,004	3,561	4,030
Sales and marketing		8,200	0	0
General and administrative		$ 22,750	$ 0	$ 0

[1]	Including amounts associated with related parties of $3,133, $1,451 and $12,107 for the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	Including amounts associated with related parties of $1,037,844, $1,413,098 and $1,358,827 for the years ended December 31, 2023, 2022 and 2021, respectively.
[3]	Including amounts associated with related parties of $3,004, $3,561 and $4,030 for the years ended December 31, 2023, 2022 and 2021, respectively.
[4]	Including amounts associated with related parties of $8,200, $0 and $0 for the years ended December 31, 2023, 2022 and 2021, respectively.
[5]	Including amounts associated with related parties of $22,750, $0 and $0 for the years ended December 31, 2023, 2022 and 2021, respectively.